Board remuneration (Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company) (Details) (Supervisory Board [Member], EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 288		€ 321		€ 321
J.C. Lobbezoo [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	61		53		53
G.J. Kramer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	25	[1]	68	[1]	68	[1]
J.M.R. Danneels [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50		50		50
H.W. Kreutzer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	51		50		50
M.C.J. van Pernis [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	51		50		50
U.H.R. Schumacher [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 50		€ 50		€ 50

[1]	Mr Kramer resigned from the Supervisory Board on May 16, 2013.